January  11,  2001

Securities  and  Exchange  Commission
Judiciary  Plaza
450  Fifth  Street,  N.W.
Washington,  D.C.

    Re:   Calvert  Variable  Series
          Ameritas  Select  Portfolio
          Ameritas  Micro  Cap  Portfolio
          811-3591  and  2-80154


     (j) In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

     (1) the form of prospectus that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from that contained in the most recent registration statement (filed September 27, 2000) or amendment, and

     (2) the text of the most recent registration statement (filed September 27, 2000) or amendment has been filed electronically.

     If  you have questions or require further information, please contact me at
(301)  951-4881.

                                   Sincerely,

                                   /s/George  Richards
                                   George  Richards
                                   Legal  Administrative  Assistant